Offerings - Offering: 1	Mar. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	78,366,304
Maximum Aggregate Offering Price	$ 78,366,304.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 11,997.88